Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 13, 2026	Jul. 29, 2026	Jul. 28, 2026	Jul. 02, 2026	Aug. 28, 2026	Aug. 26, 2026	Aug. 24, 2026	Jul. 13, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Preferred shares, shares issued									4,212	5,008
Warrants are exercisable					5 years	5 years	5 years		5 years
Warrant [Member]
Subsequent Events [Line Items]
Exercise price, per share									$ 10.02
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	10,357
Gross amount					$ 1,000	$ 1,000	$ 1,000	$ 1,000
Fixed conversion price						$ 3.12
Payment of maturity and interest			$ 1,720
Common stock par value
Other facilities				$ 1,100
Subsequent Event [Member] | Hungaria company – A.R.D. [Member]
Subsequent Events [Line Items]
Company acquired percentage				100.00%
Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred shares, shares issued					1,000	1,000	1,000	1,000
Preferred shares, value per share					$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ordinary shares issuable upon conversion of preferred shares					254,582	320,513	318,674	181,653
Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Exercise price, per share					$ 87.36	$ 87.36	$ 87.36	$ 87.36
Exercise price		$ 12
Additional ordinary shares	395,031
2nd Amendment [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Prefunded warrants to purchase shares		12,500
Exercise price, per share		$ 12
Short-term warrants to purchase		83,333
2nd Amendment [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant to purchase shares		83,333
Alpha [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant to purchase shares					254,582	320,513	318,674	181,653
Fixed conversion price					$ 3.928	$ 3.12	$ 3.138	$ 5.505